Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
2.	Segment Reporting

The Company is a leading provider of international crude oil and gas marine transportation services and also offers offshore oil production storage and offloading services, primarily under long-term fixed-rate contracts.

The Company has four reportable segments: its shuttle tanker and FSO segment (or Teekay Shuttle and Offshore), its FPSO segment (or Teekay Petrojarl), its liquefied gas segment (or Teekay Gas Services) and its conventional tanker segment (or Teekay Tanker Services). The Company’s shuttle tanker and FSO segment consists of shuttle tankers and FSO units. The Company’s FPSO segment consists of FPSO units and other vessels used to service its FPSO contracts. The Company’s liquefied gas segment consists of LNG and LPG carriers. The Company’s conventional tanker segment consists of conventional crude oil and product tankers that: (i) are subject to long-term, fixed-rate time-charter contracts, which have an original term of one year or more; (ii) operate in the spot tanker market; or (iii) are subject to time-charters or contracts of affreightment that are priced on a spot-market basis or are short-term, fixed-rate contracts, which have an original term of less than one year. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables present results for these segments for the years ended December 31, 2013, 2012, and 2011.

Year ended December 31, 2013	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Revenues	583,201	567,620	298,228	381,036	1,830,085
Voyage expenses	99,111	—	602	12,505	112,218
Vessel operating expenses	182,973	364,986	61,471	196,722	806,152
Time-charter hire expense	56,682	—	—	46,964	103,646
Depreciation and amortization	116,376	151,365	71,485	91,860	431,086
General and administrative (1)	37,529	51,891	19,597	31,941	140,958
Asset impairments	76,782	—	—	90,823	167,605
Loan loss provisions	—	2,634	—	(1,886)	748
Net gain on sale of vessels and equipment	—	(1,338)	—	(657)	(1,995)
Restructuring charges	2,123	—	—	4,798	6,921

Income (loss) from vessel operations	11,625	(1,918)	145,073	(92,034)	62,746

Total assets of operating segments at December 31, 2013	1,947,905	2,836,998	3,616,044	1,874,101	10,275,048

Year ended December 31, 2012	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Revenues	616,295	581,215	291,712	491,549	1,980,771
Voyage expenses	104,382	232	283	33,386	138,283
Vessel operating expenses	196,021	354,020	54,773	208,512	813,326
Time-charter hire expense	56,989	—	—	73,750	130,739
Depreciation and amortization	125,104	135,413	69,064	126,317	455,898
General and administrative (1)	36,484	45,139	18,643	44,030	144,296
Asset impairments	28,830	—	—	403,366	432,196
Loan loss provisions	—	—	—	1,886	1,886
Net loss on sale of vessels and equipment	1,112	—	—	5,863	6,975
Restructuring charges	652	—	—	6,913	7,565

Income (loss) from vessel operations	66,721	46,411	148,949	(412,474)	(150,393)

Total assets of operating segments at December 31, 2012	1,709,674	2,824,832	3,148,037	2,037,394	9,719,938

Year ended December 31, 2011	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Revenues	617,650	464,810	273,786	619,776	1,976,022
Voyage expenses	97,743	—	4,862	74,009	176,614
Vessel operating expenses	216,183	255,925	54,174	223,657	749,939
Time-charter hire expense	74,478	—	—	139,701	214,179
Depreciation and amortization	129,293	96,915	63,641	138,759	428,608
General and administrative (1)	44,594	39,261	16,315	73,434	173,604
Asset impairments	43,185	—	—	112,103	155,288
Net loss (gain) on sale of vessels and equipment	171	(4,888)	—	488	(4,229)
Bargain purchase gain	—	(68,535)	—	—	(68,535)
Goodwill impairment	—	—	—	36,652	36,652
Restructuring charges	5,351	—	—	139	5,490

Income (loss) from vessel operations	6,652	146,132	134,794	(179,166)	108,412

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to amounts presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2013 $	December 31, 2012 $
Total assets of all segments	10,275,048	9,719,938
Cash	614,660	639,491
Accounts receivable and other assets	665,993	642,596

Consolidated total assets	11,555,701	11,002,025

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

(U.S. dollars in millions)	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Statoil ASA (1)	$250.5 or 14%	$299.1 or 15%	$283.7 or 14%
Petroleo Brasileiro SA (1)	$244.3 or 13%	$289.3 or 15%	$224.9 or 11%
BP PLC (2)	$182.5 or 10%	(3)	(3)

(1)	Shuttle tanker and FSO, FPSO and conventional tanker segments
(2)	Shuttle tanker and FSO, FPSO, liquefied gas and conventional tanker segments
(3)	Less than 10%